Cover	Oct. 13, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2024
Entity Registrant Name	BENSON HILL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39835
Entity Tax Identification Number	85-3374823
Entity Address, Address Line One	1001 North Warson Rd, Ste 300
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	222-8218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	BHIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Central Index Key	0001830210
Amendment Flag	false
Entity Ex Transition Period	false